Submission	Aug. 18, 2026
Submission [Line Items]
Central Index Key	0002031545
Registrant Name	FT Vest Total Return Income Fund: Series A4
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES